RECENT ACCOUNTING PRONOUNCEMENTS - Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Right-of-use assets	$ 0	$ 12,058	$ 18,500
Lease liabilities		12,477	$ 18,500
Retained earnings (accumulated deficit)	295,118	155,146		$ 289,134
Equity securities, FV-NI, realized gain (loss)	3,500
Restricted cash	1,420	$ 3,153			$ 700
Adjustments for ASC 606
Condensed Balance Sheet Statements, Captions [Line Items]
Retained earnings (accumulated deficit)	25,481			$ 16,600	$ 16,631
Accounting Standards Update 2016-01
Condensed Balance Sheet Statements, Captions [Line Items]
Retained earnings (accumulated deficit)	$ (2,900)